Quarterly Holdings Report
for
Fidelity® Growth Company K6 Fund
February 28, 2023
GCF-K6-NPRT1-0423
1.9893922.103
Common Stocks - 98.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 6.2%
Diversified Telecommunication Services - 0.0%
Verizon Communications, Inc.	8,608	334,076
Entertainment - 0.9%
Netflix, Inc. (a)	271,836	87,566,531
Roblox Corp. (a)	19,954	731,115
Roku, Inc. Class A (a)	127,881	8,272,622
The Walt Disney Co. (a)	55,747	5,552,959
		102,123,227
Interactive Media & Services - 4.7%
Alphabet, Inc.:
Class A (a)	3,948,777	355,626,857
Class C (a)	1,597,548	144,258,584
Epic Games, Inc. (a)(b)(c)	5,000	3,729,850
Meta Platforms, Inc. Class A (a)	160,430	28,065,624
Snap, Inc. Class A (a)	631,984	6,414,638
		538,095,553
Media - 0.0%
Comcast Corp. Class A	27,714	1,030,129
The Trade Desk, Inc. (a)	24,710	1,382,772
		2,412,901
Wireless Telecommunication Services - 0.6%
T-Mobile U.S., Inc. (a)	508,447	72,290,994
TOTAL COMMUNICATION SERVICES		715,256,751
CONSUMER DISCRETIONARY - 19.8%
Auto Components - 0.0%
Mobileye Global, Inc. (d)	98,745	3,901,415
Automobiles - 2.2%
Rad Power Bikes, Inc. (a)(b)(c)	171,416	656,523
Rivian Automotive, Inc. (a)(d)	1,953,950	37,711,235
Tesla, Inc. (a)	1,028,027	211,475,434
		249,843,192
Hotels, Restaurants & Leisure - 1.7%
Airbnb, Inc. Class A (a)	82,300	10,145,944
Booking Holdings, Inc. (a)	29,794	75,200,056
Chipotle Mexican Grill, Inc. (a)	12,055	17,974,969
Dutch Bros, Inc. (a)(d)	52,084	1,737,001
Expedia, Inc. (a)	97,799	10,657,157
Marriott International, Inc. Class A	108,268	18,323,276
McDonald's Corp.	858	226,435
Penn Entertainment, Inc. (a)	714,435	21,811,701
Shake Shack, Inc. Class A (a)	18,670	1,041,599
Sonder Holdings, Inc.:
rights (a)(c)	5,104	1,582
rights (a)(c)	5,104	1,327
rights (a)(c)	5,104	1,072
rights (a)(c)	5,104	919
rights (a)(c)	5,103	765
rights (a)(c)	5,102	663
Starbucks Corp.	169,398	17,293,842
Sweetgreen, Inc. Class A (a)	412,397	3,596,102
Trip.com Group Ltd. ADR (a)	223,746	7,954,170
Yum China Holdings, Inc.	187,634	11,019,745
		196,988,325
Household Durables - 0.4%
Lennar Corp. Class A	462,027	44,696,492
PulteGroup, Inc.	190	10,387
Purple Innovation, Inc. (a)(d)	1,169,593	5,052,642
Toll Brothers, Inc.	17,400	1,042,956
		50,802,477
Internet & Direct Marketing Retail - 5.8%
Alibaba Group Holding Ltd. sponsored ADR (a)	101,249	8,888,650
Amazon.com, Inc. (a)	5,563,658	524,263,493
Etsy, Inc. (a)	30,846	3,745,013
JD.com, Inc. sponsored ADR	46,355	2,060,016
Lyft, Inc. (a)	743,562	7,435,620
Ozon Holdings PLC ADR (a)(c)(d)	6,684	14,041
Pdd Holdings, Inc. ADR (a)	44,145	3,872,841
Revolve Group, Inc. (a)(d)	554,579	15,017,999
RumbleON, Inc. Class B (a)(d)	189,440	1,722,010
Uber Technologies, Inc. (a)	1,743,490	57,988,477
Vipshop Holdings Ltd. ADR (a)	299,510	4,459,704
Wayfair LLC Class A (a)(d)	997,541	40,390,435
Zomato Ltd. (a)	2,955,400	1,913,170
		671,771,469
Multiline Retail - 0.7%
Dollar General Corp.	110,365	23,871,950
Dollar Tree, Inc. (a)	95,772	13,913,756
Ollie's Bargain Outlet Holdings, Inc. (a)	633,319	36,441,175
Target Corp.	73,085	12,314,823
		86,541,704
Specialty Retail - 2.9%
Fanatics, Inc. Class A (a)(b)(c)	204,775	16,183,368
Five Below, Inc. (a)	75,487	15,421,994
Floor & Decor Holdings, Inc. Class A (a)(d)	90,124	8,274,284
Lowe's Companies, Inc.	404,083	83,140,077
RH (a)	40,321	12,057,189
Ross Stores, Inc.	123,763	13,680,762
The Home Depot, Inc.	310,070	91,948,158
TJX Companies, Inc.	1,250,768	95,808,829
		336,514,661
Textiles, Apparel & Luxury Goods - 6.1%
Canada Goose Holdings, Inc. (a)	264,746	4,976,720
Crocs, Inc. (a)	207,541	25,259,815
Deckers Outdoor Corp. (a)	185,219	77,115,931
Li Ning Co. Ltd.	429,126	3,649,217
lululemon athletica, Inc. (a)	1,383,025	427,631,330
NIKE, Inc. Class B	373,057	44,315,441
On Holding AG (a)	1,472,731	32,208,627
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,952,540	86,907,555
		702,064,636
TOTAL CONSUMER DISCRETIONARY		2,298,427,879
CONSUMER STAPLES - 3.7%
Beverages - 1.6%
Celsius Holdings, Inc. (a)	99,387	9,024,340
Constellation Brands, Inc. Class A (sub. vtg.)	10,005	2,238,119
Keurig Dr. Pepper, Inc.	589,400	20,363,770
Monster Beverage Corp. (a)	393,100	40,001,856
PepsiCo, Inc.	230,163	39,940,185
The Coca-Cola Co.	1,285,122	76,477,610
		188,045,880
Food & Staples Retailing - 0.8%
Costco Wholesale Corp.	110,081	53,299,019
Kroger Co.	212,585	9,170,917
Performance Food Group Co. (a)	76,845	4,348,659
Sysco Corp.	152,581	11,377,965
Walmart, Inc.	70,610	10,035,799
		88,232,359
Food Products - 0.4%
Archer Daniels Midland Co.	6,273	499,331
Bunge Ltd.	151,640	14,481,620
Kellogg Co. (d)	128,610	8,480,543
Mondelez International, Inc.	61,876	4,033,078
The Hershey Co.	73,786	17,584,680
The Real Good Food Co. LLC:
Class B (c)	149,688	2
Class B unit (e)	149,688	577,796
The Real Good Food Co., Inc. (a)	14,410	55,623
		45,712,673
Household Products - 0.4%
Church & Dwight Co., Inc.	59,466	4,982,061
Colgate-Palmolive Co.	132,953	9,745,455
Procter & Gamble Co.	208,647	28,701,481
		43,428,997
Personal Products - 0.1%
Olaplex Holdings, Inc. (a)(d)	1,646,983	8,103,156
The Beauty Health Co. (a)(d)	382,509	4,823,438
The Beauty Health Co. (a)(b)	428,643	5,405,188
		18,331,782
Tobacco - 0.4%
Philip Morris International, Inc.	500,951	48,742,532
TOTAL CONSUMER STAPLES		432,494,223
ENERGY - 3.0%
Energy Equipment & Services - 0.6%
Baker Hughes Co. Class A	349,796	10,703,758
Halliburton Co.	834,191	30,222,740
Schlumberger Ltd.	560,573	29,828,089
		70,754,587
Oil, Gas & Consumable Fuels - 2.4%
Cameco Corp. (d)	636,770	17,409,292
Devon Energy Corp.	202,534	10,920,633
EOG Resources, Inc.	285,765	32,297,160
EQT Corp.	127,405	4,227,298
Hess Corp.	974,208	131,225,818
Pioneer Natural Resources Co.	112,701	22,586,407
Range Resources Corp.	1,065,685	28,709,554
Reliance Industries Ltd.	768,846	21,606,670
Valero Energy Corp.	36,444	4,800,768
		273,783,600
TOTAL ENERGY		344,538,187
FINANCIALS - 1.4%
Banks - 0.7%
Bank of America Corp.	832,444	28,552,829
HDFC Bank Ltd. sponsored ADR	403,867	27,317,564
JPMorgan Chase & Co.	116,580	16,711,743
Wells Fargo & Co.	115,209	5,388,325
		77,970,461
Capital Markets - 0.7%
BlackRock, Inc. Class A	42,465	29,276,645
Charles Schwab Corp.	683,033	53,221,931
		82,498,576
Consumer Finance - 0.0%
Discover Financial Services	30,224	3,385,088
TOTAL FINANCIALS		163,854,125
HEALTH CARE - 15.9%
Biotechnology - 8.4%
4D Pharma PLC (a)(c)(d)	983,887	197,166
AbbVie, Inc.	131,932	20,304,335
Absci Corp. (a)(d)	1,306,259	2,769,269
ACADIA Pharmaceuticals, Inc. (a)	816,292	16,889,081
ADC Therapeutics SA (a)	8,145	29,322
Akouos, Inc. (CVR) (c)	338,256	267,222
Alector, Inc. (a)	387,334	3,307,832
Allovir, Inc. (a)(d)	690,352	4,659,876
Alnylam Pharmaceuticals, Inc. (a)	626,825	120,005,646
Amgen, Inc.	121,742	28,202,752
Apellis Pharmaceuticals, Inc. (a)	42,600	2,789,448
Arcutis Biotherapeutics, Inc. (a)	107,670	1,742,101
Argenx SE ADR (a)	211,389	77,372,602
Arrowhead Pharmaceuticals, Inc. (a)	47,051	1,519,747
Ars Pharmaceuticals, Inc. (a)	376,969	3,362,563
Ascendis Pharma A/S sponsored ADR (a)	14,711	1,634,245
aTyr Pharma, Inc. (a)	609,702	1,286,471
Avidity Biosciences, Inc. (a)	455,235	10,789,070
Axcella Health, Inc. (a)(d)	983,995	570,914
Beam Therapeutics, Inc. (a)(d)	168,356	6,774,645
BeiGene Ltd. ADR (a)(d)	157,035	35,274,772
BioNTech SE ADR	18,616	2,421,011
BioXcel Therapeutics, Inc. (a)(d)	431,480	13,772,842
Caris Life Sciences, Inc. (b)(c)	362,791	2,031,630
Century Therapeutics, Inc. (a)	660,106	2,977,078
Cerevel Therapeutics Holdings (a)	1,708,938	45,611,555
Codiak Biosciences, Inc. (a)	380,309	182,548
Codiak Biosciences, Inc. warrants 9/15/27 (a)	95,000	5,393
CRISPR Therapeutics AG (a)(d)	202,743	9,999,285
Cyclerion Therapeutics, Inc. (a)	193,008	125,648
Day One Biopharmaceuticals, Inc. (a)	301,114	5,546,520
Denali Therapeutics, Inc. (a)	96,413	2,617,613
Disc Medicine, Inc. (a)	5,089	127,225
Disc Medicine, Inc. rights (a)(c)	50,893	1
EQRx, Inc. (a)	2,484,104	5,614,075
EQRx, Inc.:
rights (a)(c)	65,872	42,817
rights (a)(c)	28,231	12,704
Evelo Biosciences, Inc. (a)(d)	1,393,573	863,876
Exelixis, Inc. (a)	26,812	457,949
Foghorn Therapeutics, Inc. (a)	269,141	1,542,178
G1 Therapeutics, Inc. (a)	96,818	350,481
Generation Bio Co. (a)	554,130	2,194,355
Geron Corp. (a)	610,475	1,697,121
Icosavax, Inc. (a)	1,513	12,376
Idorsia Ltd. (a)(d)	131,800	1,743,619
Immunocore Holdings PLC ADR (a)	38,215	2,096,093
Immunovant, Inc. (a)	385,487	6,734,458
Inhibrx, Inc. (a)(d)	142,030	3,417,242
Invivyd, Inc. (a)(d)	892,969	1,553,766
Ionis Pharmaceuticals, Inc. (a)	2,017,949	72,444,369
Janux Therapeutics, Inc. (a)	140,493	2,336,399
Karuna Therapeutics, Inc. (a)	359,342	71,659,982
Kineta, Inc.	26,084	172,676
Kinnate Biopharma, Inc. (a)	68,536	361,870
Legend Biotech Corp. ADR (a)	497,749	22,986,049
Lexicon Pharmaceuticals, Inc. (a)	437,330	983,993
Lyell Immunopharma, Inc. (a)(d)	314,827	676,878
Moderna, Inc. (a)	236,418	32,817,183
Monte Rosa Therapeutics, Inc. (a)	295,909	1,799,127
Morphic Holding, Inc. (a)	287,573	12,227,604
Nuvalent, Inc. Class A (a)	413,232	12,516,797
Omega Therapeutics, Inc. (a)	540,312	3,490,416
ORIC Pharmaceuticals, Inc. (a)(d)	251,711	1,115,080
Poseida Therapeutics, Inc. (a)	674,018	3,835,162
Prometheus Biosciences, Inc. (a)	53,658	6,567,203
Protagonist Therapeutics, Inc. (a)	3,513	56,981
Prothena Corp. PLC (a)	397,733	22,177,592
PTC Therapeutics, Inc. (a)	346,687	15,139,821
RAPT Therapeutics, Inc. (a)	184,665	5,438,384
Recursion Pharmaceuticals, Inc. (a)(d)	645,938	5,264,395
Regeneron Pharmaceuticals, Inc. (a)	82,395	62,654,806
Relay Therapeutics, Inc. (a)(d)	300,834	4,858,469
Roivant Sciences Ltd. (a)	2,529,795	20,466,042
Rubius Therapeutics, Inc. (a)(d)	840,764	122,667
Sage Therapeutics, Inc. (a)	621,028	25,859,606
Saluda Medical Pty Ltd. warrants (a)(b)(c)	23,230	57,843
Sana Biotechnology, Inc. (a)(d)	177,778	652,445
Scholar Rock Holding Corp. (a)	418,019	3,586,603
Scholar Rock Holding Corp. warrants 12/31/25 (a)(b)	39,325	143,012
Seagen, Inc. (a)	17,830	3,203,873
Seres Therapeutics, Inc. (a)	1,745,336	8,813,947
Shattuck Labs, Inc. (a)	298,232	1,407,655
Sigilon Therapeutics, Inc. (a)	107,734	117,430
SpringWorks Therapeutics, Inc. (b)	113,900	3,270,069
SpringWorks Therapeutics, Inc. (a)(d)	758,917	24,209,452
Synlogic, Inc. (a)	617,628	432,340
Tango Therapeutics, Inc. (a)	351,886	1,840,364
Taysha Gene Therapies, Inc. (a)	212,377	214,501
TG Therapeutics, Inc. (a)	457,084	7,322,486
Twist Bioscience Corp. (a)	304,340	5,922,456
Tyra Biosciences, Inc. (a)	43,734	577,726
uniQure B.V. (a)	105,644	2,214,298
UNITY Biotechnology, Inc. (a)(d)	83,304	374,868
UNITY Biotechnology, Inc. warrants 8/22/27 (a)	626,717	76,921
Vaxcyte, Inc. (a)	295,809	12,119,295
Vera Therapeutics, Inc. (a)	212,339	1,577,679
Vertex Pharmaceuticals, Inc. (a)	63,202	18,346,909
Verve Therapeutics, Inc. (a)(d)	130,692	2,483,148
Vor Biopharma, Inc. (a)	489,322	2,730,417
Zai Lab Ltd. ADR (a)	140,644	5,224,925
Zentalis Pharmaceuticals, Inc. (a)	191,425	3,623,675
		972,074,426
Health Care Equipment & Supplies - 3.3%
Abbott Laboratories	10,341	1,051,887
Blink Health LLC Series A1 (a)(b)(c)	65,933	2,848,306
DexCom, Inc. (a)	299,784	33,279,022
Figs, Inc. Class A (a)(d)	117,238	1,079,762
Insulet Corp. (a)	493,024	136,252,113
Intuitive Surgical, Inc. (a)	182,312	41,820,550
Novocure Ltd. (a)(d)	1,404,810	108,128,226
Oddity Tech Ltd. (a)(b)(c)	3,704	1,611,833
Outset Medical, Inc. (a)	414,278	9,449,681
Penumbra, Inc. (a)	6,287	1,634,557
Presbia PLC (a)(c)	96,997	1,455
PROCEPT BioRobotics Corp. (a)	362,964	13,593,002
Shockwave Medical, Inc. (a)	165,945	31,569,377
		382,319,771
Health Care Providers & Services - 1.3%
Alignment Healthcare, Inc. (a)	360,519	3,583,559
AmerisourceBergen Corp.	36,910	5,741,720
Centene Corp. (a)	16,471	1,126,616
Guardant Health, Inc. (a)	143,387	4,429,224
Humana, Inc.	70,925	35,109,294
McKesson Corp.	31,171	10,903,928
The Oncology Institute, Inc. (a)(b)	446,788	629,971
UnitedHealth Group, Inc.	196,089	93,326,599
		154,850,911
Health Care Technology - 0.0%
DNA Script (a)(b)(c)	115	79,698
DNA Script (a)(b)(c)	439	304,239
		383,937
Life Sciences Tools & Services - 0.8%
10X Genomics, Inc. (a)(d)	564,751	26,836,968
Akoya Biosciences, Inc. (a)	16,414	189,253
Danaher Corp.	34,594	8,563,053
Olink Holding AB ADR (a)	423,093	9,917,300
Seer, Inc. (a)	224,252	917,191
Thermo Fisher Scientific, Inc.	39,957	21,647,104
WuXi AppTec Co. Ltd. (H Shares) (e)	317,797	3,382,671
Wuxi Biologics (Cayman), Inc. (a)(e)	2,093,967	14,658,093
		86,111,633
Pharmaceuticals - 2.1%
Adimab LLC (a)(b)(c)(f)	196,899	8,055,138
Arvinas Holding Co. LLC (a)	55,452	1,699,604
Atea Pharmaceuticals, Inc. (a)	1,184,386	4,192,726
Bristol-Myers Squibb Co.	125,320	8,642,067
DICE Therapeutics, Inc. (a)	92,951	2,773,658
Dragonfly Therapeutics, Inc. (a)(b)(c)	31,376	453,697
Eli Lilly & Co.	265,401	82,598,099
Fulcrum Therapeutics, Inc. (a)	424,018	2,561,069
GH Research PLC (a)	340,752	3,264,404
Hansoh Pharmaceutical Group Co. Ltd. (e)	483,024	867,664
Harmony Biosciences Holdings, Inc. (a)(d)	574,631	25,301,003
Intra-Cellular Therapies, Inc. (a)	938,273	46,003,525
Merck & Co., Inc.	30,423	3,232,140
Novo Nordisk A/S Series B sponsored ADR	174,866	24,654,357
Nuvation Bio, Inc. (a)	1,464,977	2,842,055
OptiNose, Inc. (a)	1,568,270	2,822,886
OptiNose, Inc. warrants (a)	200,020	131,553
Pfizer, Inc.	24,830	1,007,353
Pharvaris BV (a)	28,947	240,550
Pliant Therapeutics, Inc. (a)	457,623	14,579,869
Sienna Biopharmaceuticals, Inc. (a)	336,476	0
Skyhawk Therapeutics, Inc. (a)(b)(c)	127,580	1,465,894
Theravance Biopharma, Inc. (a)	179,183	1,935,176
UCB SA	36,880	3,174,469
Ventyx Biosciences, Inc. (a)	76,500	3,308,625
		245,807,581
TOTAL HEALTH CARE		1,841,548,259
INDUSTRIALS - 5.1%
Aerospace & Defense - 0.8%
AeroVironment, Inc. (a)	30,792	2,640,106
Lockheed Martin Corp.	55,227	26,191,957
Raytheon Technologies Corp.	152,185	14,927,827
Space Exploration Technologies Corp. Class A (a)(b)(c)	324,714	25,002,978
The Boeing Co. (a)	111,781	22,529,461
		91,292,329
Air Freight & Logistics - 0.2%
Delhivery Private Ltd.	486,000	2,032,326
United Parcel Service, Inc. Class B	84,997	15,511,103
		17,543,429
Airlines - 0.9%
Delta Air Lines, Inc. (a)	605,068	23,198,307
Ryanair Holdings PLC sponsored ADR (a)	6,244	579,256
Southwest Airlines Co. (d)	780,546	26,210,735
Spirit Airlines, Inc.	597,112	10,939,092
United Airlines Holdings, Inc. (a)	429,565	22,320,197
Wheels Up Experience, Inc. (a)(b)	961,536	1,067,305
Wizz Air Holdings PLC (a)(e)	677,655	21,030,027
		105,344,919
Construction & Engineering - 0.2%
Fluor Corp. (a)	421,357	15,451,161
MasTec, Inc. (a)	32,166	3,143,262
Quanta Services, Inc.	44,813	7,232,818
		25,827,241
Electrical Equipment - 0.4%
Eaton Corp. PLC	79,744	13,949,618
Emerson Electric Co.	203,309	16,815,687
Fluence Energy, Inc. (a)	2,609	48,710
Generac Holdings, Inc. (a)	106,504	12,781,545
Nextracker, Inc. Class A	47,800	1,455,032
NuScale Power Corp. (a)(d)	229,966	2,380,148
		47,430,740
Industrial Conglomerates - 0.1%
Honeywell International, Inc.	43,436	8,317,125
Machinery - 0.9%
Caterpillar, Inc.	100,098	23,978,476
Deere & Co.	93,186	39,067,299
Fortive Corp.	30,508	2,033,663
Illinois Tool Works, Inc.	55,716	12,990,743
Ingersoll Rand, Inc.	77,376	4,493,224
Xylem, Inc. (d)	156,050	16,018,533
		98,581,938
Professional Services - 0.0%
LegalZoom.com, Inc. (a)	136,587	1,115,916
Road & Rail - 1.6%
Avis Budget Group, Inc. (a)	527,468	115,863,621
Bird Global, Inc. (a)(b)	152,025	30,739
Bird Global, Inc.:
Class A (a)	4,400	890
Stage 1 rights (a)(c)	27,377	0
Stage 2 rights (a)(c)	27,377	0
Stage 3 rights (a)(c)	27,377	0
CSX Corp.	41,317	1,259,755
Hertz Global Holdings, Inc. (a)(d)	781,419	14,464,066
Union Pacific Corp.	279,358	57,905,326
		189,524,397
TOTAL INDUSTRIALS		584,978,034
INFORMATION TECHNOLOGY - 40.9%
Communications Equipment - 0.7%
Arista Networks, Inc. (a)	108,894	15,103,598
Ciena Corp. (a)	884,672	42,658,884
Infinera Corp. (a)(d)	3,630,365	25,666,681
		83,429,163
Electronic Equipment & Components - 0.1%
Coherent Corp. (a)	121,412	5,236,500
TE Connectivity Ltd.	3,306	420,920
		5,657,420
IT Services - 4.2%
Accenture PLC Class A	98,859	26,252,007
Block, Inc. Class A (a)	37,345	2,865,482
Cloudflare, Inc. (a)(d)	1,181,845	70,922,518
IBM Corp.	126,483	16,354,252
MasterCard, Inc. Class A	377,333	134,062,642
MongoDB, Inc. Class A (a)	8,404	1,760,806
Okta, Inc. (a)	108,946	7,766,760
PayPal Holdings, Inc. (a)	154,635	11,381,136
Shopify, Inc. Class A (a)	458,053	18,859,229
Snowflake, Inc. (a)	69,883	10,788,538
Toast, Inc. (a)(d)	1,575,116	29,801,195
Twilio, Inc. Class A (a)	4,000	268,840
Visa, Inc. Class A	702,930	154,602,424
X Holdings I, Inc. (b)(c)	2,689	982,561
		486,668,390
Semiconductors & Semiconductor Equipment - 14.6%
Advanced Micro Devices, Inc. (a)	752,236	59,110,705
Allegro MicroSystems LLC (a)	4,800	209,664
Applied Materials, Inc.	438,186	50,895,304
ASML Holding NV	22,024	13,604,886
Broadcom, Inc.	42,271	25,121,233
Cirrus Logic, Inc. (a)	411,502	42,281,831
Enphase Energy, Inc. (a)	77,872	16,394,392
First Solar, Inc. (a)	218,265	36,917,342
GlobalFoundries, Inc. (a)	104,861	6,851,618
KLA Corp.	61,532	23,344,010
Lam Research Corp.	17,163	8,341,390
Lattice Semiconductor Corp. (a)	40,503	3,441,135
Marvell Technology, Inc.	857,304	38,707,276
Micron Technology, Inc.	143,988	8,325,386
Monolithic Power Systems, Inc.	34,240	16,582,090
NVIDIA Corp.	4,920,379	1,142,315,176
onsemi (a)	167,946	13,000,700
Qualcomm, Inc.	159,831	19,743,923
Silicon Laboratories, Inc. (a)	515,552	92,041,499
SiTime Corp. (a)	162,107	20,125,584
SolarEdge Technologies, Inc. (a)	9,182	2,919,141
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	104,889	9,132,685
Teradyne, Inc.	80,853	8,177,472
Texas Instruments, Inc.	154,531	26,494,340
Wolfspeed, Inc. (a)(d)	126,868	9,385,695
		1,693,464,477
Software - 11.0%
Adobe, Inc. (a)	173,219	56,114,295
Atlassian Corp. PLC (a)	11,043	1,814,696
Autodesk, Inc. (a)	113,384	22,528,267
Bill Holdings, Inc. (a)	9,853	833,859
Clear Secure, Inc.	599	18,413
Crowdstrike Holdings, Inc. (a)	84,706	10,223,167
Datadog, Inc. Class A (a)	49,478	3,786,057
Elastic NV (a)	44,898	2,649,880
HubSpot, Inc. (a)	51,505	19,925,224
Intuit, Inc.	75,666	30,809,682
Microsoft Corp.	2,597,545	647,879,674
Nutanix, Inc. Class A (a)	3,463,343	97,839,440
Oracle Corp.	1,278,864	111,772,714
Paycom Software, Inc. (a)	17,326	5,008,254
Paylocity Holding Corp. (a)	24,960	4,807,546
RingCentral, Inc. (a)	41,023	1,355,400
Salesforce.com, Inc. (a)	1,072,374	175,451,110
Samsara, Inc. (a)(d)	67,986	1,132,647
SentinelOne, Inc. (a)	75,854	1,212,905
ServiceNow, Inc. (a)	59,063	25,525,257
Stripe, Inc. Class B (a)(b)(c)	38,500	834,295
UiPath, Inc. Class A (a)(d)	1,309,089	19,426,881
Workday, Inc. Class A (a)	34,110	6,326,382
Zoom Video Communications, Inc. Class A (a)	175,706	13,105,911
Zscaler, Inc. (a)	79,947	10,485,049
		1,270,867,005
Technology Hardware, Storage & Peripherals - 10.3%
Apple, Inc.	7,313,650	1,078,105,147
Pure Storage, Inc. Class A (a)	3,662,640	104,531,746
Samsung Electronics Co. Ltd.	167,855	7,699,130
		1,190,336,023
TOTAL INFORMATION TECHNOLOGY		4,730,422,478
MATERIALS - 1.8%
Chemicals - 1.0%
Albemarle Corp.	42,665	10,850,136
CF Industries Holdings, Inc.	336,143	28,871,322
Cibus Corp. Series E (a)(b)(c)(f)	2,356,149	4,712,298
Corteva, Inc.	554,898	34,564,596
DuPont de Nemours, Inc.	195,252	14,259,254
The Mosaic Co.	309,602	16,467,730
		109,725,336
Containers & Packaging - 0.0%
Sealed Air Corp.	74,832	3,638,332
Metals & Mining - 0.8%
Barrick Gold Corp. (Canada) (d)	301,894	4,878,536
Freeport-McMoRan, Inc.	1,856,324	76,053,594
Rio Tinto PLC sponsored ADR	213,302	14,873,548
		95,805,678
TOTAL MATERIALS		209,169,346
REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.2%
American Tower Corp.	87,042	17,235,186
Equinix, Inc.	7,291	5,018,177
		22,253,363
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	139,078	11,841,101
TOTAL REAL ESTATE		34,094,464
UTILITIES - 0.1%
Electric Utilities - 0.1%
ORSTED A/S (e)	115,849	10,083,851
TOTAL COMMON STOCKS (Cost $10,025,693,126)		11,364,867,597

Preferred Stocks - 1.6%
	Shares	Value ($)
Convertible Preferred Stocks - 1.5%
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd. Series E1 (a)(b)(c)	49,039	9,747,972
Reddit, Inc.:
Series E(a)(b)(c)	4,501	171,488
Series F(a)(b)(c)	88,486	3,371,317
		13,290,777
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A(a)(b)(c)	22,348	85,593
Series C(a)(b)(c)	87,936	336,795
Series D(a)(b)(c)	219,600	841,068
		1,263,456
Hotels, Restaurants & Leisure - 0.0%
Discord, Inc. Series I (a)(b)(c)	1,400	472,290

Internet & Direct Marketing Retail - 0.1%
Instacart, Inc.:
Series H(a)(b)(c)	12,458	492,714
Series I(a)(b)(c)	6,009	237,656
Meesho Series F (a)(b)(c)	66,982	5,224,596
		5,954,966
Textiles, Apparel & Luxury Goods - 0.0%
Freenome, Inc.:
Series C(a)(b)(c)	141,369	1,101,265
Series D(a)(b)(c)	125,665	1,026,683
Laronde, Inc. Series B (a)(b)(c)	81,282	1,526,476
		3,654,424
TOTAL CONSUMER DISCRETIONARY		11,345,136

CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
GoBrands, Inc.:
Series G(a)(b)(c)	19,907	2,666,543
Series H(a)(b)(c)	20,720	2,775,444
		5,441,987
Food Products - 0.0%
AgBiome LLC Series D (a)(b)(c)	511,821	3,383,137
Bowery Farming, Inc. Series C1 (a)(b)(c)	27,155	551,518
		3,934,655
TOTAL CONSUMER STAPLES		9,376,642

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Paragon Biosciences Emalex Capital, Inc.:
Series C(a)(b)(c)	109,967	1,190,943
Series D1(b)(c)	190,900	2,067,447
Series D2(b)(c)	15,557	168,482
		3,426,872
HEALTH CARE - 0.7%
Biotechnology - 0.5%
Altos Labs, Inc. Series B (b)(c)	124,464	2,383,286
Ankyra Therapeutics Series B (a)(b)(c)	329,325	1,300,834
Apogee Therapeutics Series B (b)(c)	532,865	1,760,884
Asimov, Inc. Series B (a)(b)(c)	19,920	1,014,526
Bright Peak Therapeutics AG Series B (a)(b)(c)	282,257	824,190
Caris Life Sciences, Inc. Series D (a)(b)(c)	258,638	1,448,373
Castle Creek Biosciences, Inc.:
Series D1(b)(c)	4,476	911,940
Series D2(b)(c)	1,254	255,490
Cleerly, Inc. Series C (b)(c)	294,888	3,426,599
Deep Genomics, Inc. Series C (a)(b)(c)	155,443	1,559,093
Dianthus Therapeutics, Inc. Series A (b)(c)	333,765	1,418,501
Element Biosciences, Inc.:
Series B(a)(b)(c)	125,057	2,057,188
Series C(a)(b)(c)	114,255	1,879,495
ElevateBio LLC Series C (a)(b)(c)	247,600	787,368
Fog Pharmaceuticals, Inc. Series D (b)(c)	272,597	2,933,989
Generate Biomedicines Series B (a)(b)(c)	191,856	1,592,405
Inscripta, Inc.:
Series D(a)(b)(c)	277,957	1,175,758
Series E(a)(b)(c)	215,182	910,220
Korro Bio, Inc.:
Series B1(a)(b)(c)	379,289	815,471
Series B2(a)(b)(c)	356,095	783,409
LifeMine Therapeutics, Inc. Series C (b)(c)	1,759,782	3,079,619
National Resilience, Inc.:
Series B(a)(b)(c)	182,315	11,071,990
Series C(a)(b)(c)	74,748	4,539,446
Odyssey Therapeutics, Inc. Series B (b)(c)	458,024	3,132,884
Quell Therapeutics Ltd. Series B (a)(b)(c)	822,639	1,118,789
SalioGen Therapeutics, Inc. Series B (a)(b)(c)	14,028	1,046,629
Saluda Medical Pty Ltd. Series D (a)(b)(c)	154,870	1,791,846
Sonoma Biotherapeutics, Inc.:
Series B(a)(b)(c)	587,934	923,056
Series B1(a)(b)(c)	313,559	602,033
T-Knife Therapeutics, Inc. Series B (a)(b)(c)	241,456	948,922
Treeline Biosciences:
Series A(a)(b)(c)	283,817	2,324,461
Series A1(b)(c)	151,334	1,269,692
		61,088,386
Health Care Equipment & Supplies - 0.1%
Blink Health LLC Series C (a)(b)(c)	145,007	6,264,302
Kardium, Inc. Series D6 (a)(b)(c)	1,087,032	1,076,162
		7,340,464
Health Care Providers & Services - 0.0%
Boundless Bio, Inc. Series B (a)(b)(c)	756,226	688,166
Conformal Medical, Inc. Series C (a)(b)(c)	140,186	499,062
Scorpion Therapeutics, Inc. Series B (a)(b)(c)	260,848	404,314
		1,591,542
Health Care Technology - 0.1%
Aledade, Inc.:
Series B1(a)(b)(c)	26,096	1,391,961
Series E1(b)(c)	21,357	1,139,182
DNA Script:
Series B(a)(b)(c)	6	4,158
Series C(a)(b)(c)	2,549	1,766,524
Omada Health, Inc. Series E (a)(b)(c)	636,551	2,278,853
PrognomIQ, Inc.:
Series A5(a)(b)(c)	37,950	62,238
Series B(a)(b)(c)	196,968	458,935
Series C(b)(c)	65,704	174,773
Wugen, Inc. Series B (a)(b)(c)	121,894	649,695
		7,926,319
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc. Series C (a)(b)(c)	582	128,925
Galvanize Therapeutics Series B (b)(c)	1,125,997	1,902,935
		2,031,860
TOTAL HEALTH CARE		79,978,571

INDUSTRIALS - 0.2%
Aerospace & Defense - 0.2%
Space Exploration Technologies Corp. Series N (a)(b)(c)	19,900	15,323,000

Construction & Engineering - 0.0%
Beta Technologies, Inc.:
Series A(a)(b)(c)	10,545	802,685
Series B, 6.00%(b)(c)	20,919	1,640,886
		2,443,571
TOTAL INDUSTRIALS		17,766,571

INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment & Components - 0.0%
Enevate Corp. Series E (a)(b)(c)	754,820	445,344
Menlo Micro, Inc. Series C (b)(c)	993,699	924,140
		1,369,484
Semiconductors & Semiconductor Equipment - 0.1%
Alif Semiconductor Series C (b)(c)	43,034	768,157
Astera Labs, Inc.:
Series A(b)(c)	80,597	716,507
Series B(b)(c)	13,723	121,997
Series C(a)(b)(c)	372,400	3,310,636
Series D(b)(c)	273,573	2,432,064
GaN Systems, Inc.:
Series F1(a)(b)(c)	63,044	708,615
Series F2(a)(b)(c)	33,289	374,168
SiMa.ai:
Series B(a)(b)(c)	299,482	1,931,659
Series B1(b)(c)	167,848	1,253,825
Xsight Labs Ltd. Series D (a)(b)(c)	122,201	888,401
		12,506,029
Software - 0.1%
Bolt Technology OU Series E (a)(b)(c)	17,815	2,228,741
Databricks, Inc.:
Series G(a)(b)(c)	37,815	2,009,867
Series H(a)(b)(c)	56,085	2,980,918
Evozyne LLC Series A (a)(b)(c)	78,000	1,216,020
Skyryse, Inc. Series B (a)(b)(c)	117,653	2,364,825
Stripe, Inc. Series H (a)(b)(c)	14,400	312,048
Tenstorrent, Inc. Series C1 (a)(b)(c)	16,900	950,456
		12,062,875
TOTAL INFORMATION TECHNOLOGY		25,938,388

MATERIALS - 0.1%
Chemicals - 0.0%
Farmers Business Network, Inc. Series G (a)(b)(c)	42,859	1,980,943

Metals & Mining - 0.1%
Diamond Foundry, Inc. Series C (a)(b)(c)	301,038	10,677,818

TOTAL MATERIALS		12,658,761

UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Redwood Materials Series C (a)(b)(c)	20,469	603,836

TOTAL CONVERTIBLE PREFERRED STOCKS		174,385,554
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.0%
Waymo LLC Series A2 (a)(b)(c)	6,592	338,499

Internet & Direct Marketing Retail - 0.1%
Circle Internet Financial Ltd. Series E (b)(c)	127,757	4,277,304

TOTAL CONSUMER DISCRETIONARY		4,615,803

TOTAL PREFERRED STOCKS (Cost $176,695,604)		179,001,357

Convertible Bonds - 0.0%
	Principal Amount (g)	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
4% 10/27/25 (b)(c)(h)	2,036,008	1,911,201
4% 5/22/27 (b)(c)	310,600	324,888
4% 6/12/27 (b)(c)	82,200	85,981
		2,322,070
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Blink Health LLC 5% 1/15/24 (b)(c)	2,000,000	2,179,400
TOTAL CONVERTIBLE BONDS (Cost $4,428,808)		4,501,470

Preferred Securities - 0.0%
	Principal Amount (g)	Value ($)
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Kardium, Inc. 0% (b)(c)(i)	1,541,987	1,501,895
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
GaN Systems, Inc. 0% (b)(c)(i)	1,477,665	1,836,738
Software - 0.0%
Tenstorrent, Inc. 0% (b)(c)(i)	940,000	889,240
TOTAL INFORMATION TECHNOLOGY		2,725,978
TOTAL PREFERRED SECURITIES (Cost $3,959,652)		4,227,873

Money Market Funds - 4.0%
	Shares	Value ($)
Fidelity Cash Central Fund 4.63% (j)	22,271,960	22,276,414
Fidelity Securities Lending Cash Central Fund 4.63% (j)(k)	441,951,722	441,995,917
TOTAL MONEY MARKET FUNDS (Cost $464,272,331)		464,272,331

TOTAL INVESTMENT IN SECURITIES - 103.8% (Cost $10,675,049,521)	12,016,870,628
NET OTHER ASSETS (LIABILITIES) - (3.8)%	(437,134,714)
NET ASSETS - 100.0%	11,579,735,914

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $267,287,135 or 2.3% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $50,600,102 or 0.4% of net assets.

(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i)	Security is perpetual in nature with no stated maturity date.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Adimab LLC	1/19/21	10,009,542

AgBiome LLC Series D	9/03/21	3,033,967

Aledade, Inc. Series B1	5/07/21	999,234

Aledade, Inc. Series E1	5/20/22	1,063,886

Alif Semiconductor Series C	3/08/22	873,527

Altos Labs, Inc. Series B	7/22/22	2,383,286

Ankyra Therapeutics Series B	8/26/21	1,854,693

Apogee Therapeutics Series B	11/15/22	1,760,884

Asimov, Inc. Series B	10/29/21	1,846,200

Astera Labs, Inc. Series A	5/17/22	819,631

Astera Labs, Inc. Series B	5/17/22	139,556

Astera Labs, Inc. Series C	8/24/21	1,251,934

Astera Labs, Inc. Series D	5/17/22	2,782,101

Beta Technologies, Inc. Series A	4/09/21	772,632

Beta Technologies, Inc. Series B, 6.00%	4/04/22	2,158,213

Bird Global, Inc.	5/11/21	1,520,250

Blink Health LLC Series A1	12/30/20	1,786,125

Blink Health LLC Series C	11/07/19 - 7/14/21	5,535,788

Blink Health LLC 5% 1/15/24	7/15/22	2,000,000

Bolt Technology OU Series E	1/03/22	4,628,275

Boundless Bio, Inc. Series B	4/23/21	1,020,905

Bowery Farming, Inc. Series C1	5/18/21	1,636,070

Bright Peak Therapeutics AG Series B	5/14/21	1,102,496

ByteDance Ltd. Series E1	11/18/20	5,373,408

Caris Life Sciences, Inc.	10/06/22	2,031,630

Caris Life Sciences, Inc. Series D	5/11/21	2,094,968

Castle Creek Biosciences, Inc. Series D1	4/19/22	962,474

Castle Creek Biosciences, Inc. Series D2	6/28/21	215,100

Castle Creek Pharmaceutical Holdings, Inc. Series C	12/09/19	239,697

Cibus Corp. Series E	6/23/21 - 12/02/22	4,216,536

Circle Internet Financial Ltd. Series E	5/11/21	2,073,500

Cleerly, Inc. Series C	7/08/22	3,473,958

Conformal Medical, Inc. Series C	7/24/20	514,071

Databricks, Inc. Series G	2/01/21	2,235,722

Databricks, Inc. Series H	8/31/21	4,121,358

Deep Genomics, Inc. Series C	7/21/21	2,254,110

Diamond Foundry, Inc. Series C	3/15/21	7,224,912

Dianthus Therapeutics, Inc. Series A	4/06/22	1,450,710

Discord, Inc. Series I	9/15/21	770,874

DNA Script	12/17/21	443,611

DNA Script Series B	12/17/21	4,804

DNA Script Series C	10/01/21	2,217,248

Dragonfly Therapeutics, Inc.	12/19/19	830,209

Element Biosciences, Inc. Series B	12/13/19	655,374

Element Biosciences, Inc. Series C	6/21/21	2,348,706

ElevateBio LLC Series C	3/09/21	1,038,682

Enevate Corp. Series E	1/29/21	836,858

Epic Games, Inc.	7/13/20 - 7/30/20	2,875,000

Evozyne LLC Series A	4/09/21	1,752,660

Fanatics, Inc. Class A	8/13/20 - 10/24/22	7,298,410

Farmers Business Network, Inc. Series G	9/15/21	2,664,021

Fog Pharmaceuticals, Inc. Series D	11/17/22	2,933,989

Freenome, Inc. Series C	8/14/20	934,916

Freenome, Inc. Series D	11/22/21	947,803

Galvanize Therapeutics Series B	3/29/22	1,949,422

GaN Systems, Inc. Series F1	11/30/21	534,613

GaN Systems, Inc. Series F2	11/30/21	282,291

GaN Systems, Inc. 0%	11/30/21	1,477,665

Generate Biomedicines Series B	11/02/21	2,273,494

GoBrands, Inc. Series G	3/02/21	4,971,122

GoBrands, Inc. Series H	7/22/21	8,049,525

Inscripta, Inc. Series D	11/13/20	1,270,263

Inscripta, Inc. Series E	3/30/21	1,900,057

Instacart, Inc. Series H	11/13/20	747,480

Instacart, Inc. Series I	2/26/21	751,125

Kardium, Inc. Series D6	12/30/20	1,104,251

Kardium, Inc. 0%	12/30/20	1,541,987

Korro Bio, Inc. Series B1	12/17/21	989,944

Korro Bio, Inc. Series B2	12/17/21	989,944

Laronde, Inc. Series B	8/13/21	2,275,896

LifeMine Therapeutics, Inc. Series C	2/15/22	3,583,954

Meesho Series F	9/21/21	5,135,664

Menlo Micro, Inc. Series C	2/09/22	1,317,148

National Resilience, Inc. Series B	12/01/20	2,490,423

National Resilience, Inc. Series C	6/28/21	3,319,559

Neutron Holdings, Inc. 4% 10/27/25	10/29/21 - 10/27/22	2,036,008

Neutron Holdings, Inc. 4% 5/22/27	6/04/20	310,600

Neutron Holdings, Inc. 4% 6/12/27	6/12/20	82,200

Oddity Tech Ltd.	1/06/22	1,594,239

Odyssey Therapeutics, Inc. Series B	9/30/22	2,892,806

Omada Health, Inc. Series E	12/22/21	3,816,251

Paragon Biosciences Emalex Capital, Inc. Series C	2/26/21	1,176,647

Paragon Biosciences Emalex Capital, Inc. Series D1	10/21/22	2,067,447

Paragon Biosciences Emalex Capital, Inc. Series D2	5/18/22	134,101

PrognomIQ, Inc. Series A5	8/20/20	22,922

PrognomIQ, Inc. Series B	9/11/20	450,094

PrognomIQ, Inc. Series C	2/16/22	201,054

Quell Therapeutics Ltd. Series B	11/24/21	1,554,788

Rad Power Bikes, Inc.	1/21/21	826,883

Rad Power Bikes, Inc. Series A	1/21/21	107,803

Rad Power Bikes, Inc. Series C	1/21/21	424,189

Rad Power Bikes, Inc. Series D	9/17/21	2,104,602

Reddit, Inc. Series E	5/18/21	191,176

Reddit, Inc. Series F	8/11/21	5,467,939

Redwood Materials Series C	5/28/21	970,302

SalioGen Therapeutics, Inc. Series B	12/10/21	1,485,060

Saluda Medical Pty Ltd. Series D	1/20/22	1,975,505

Saluda Medical Pty Ltd. warrants	1/20/22	0

Scholar Rock Holding Corp. warrants 12/31/25	6/17/22	0

Scorpion Therapeutics, Inc. Series B	1/08/21	631,103

SiMa.ai Series B	5/10/21	1,535,564

SiMa.ai Series B1	4/25/22 - 10/17/22	1,190,194

Skyhawk Therapeutics, Inc.	5/21/21	2,094,864

Skyryse, Inc. Series B	10/21/21	2,903,673

Sonoma Biotherapeutics, Inc. Series B	7/26/21	1,161,934

Sonoma Biotherapeutics, Inc. Series B1	7/26/21	929,546

Space Exploration Technologies Corp. Class A	2/16/21 - 5/24/22	21,637,941

Space Exploration Technologies Corp. Series N	8/04/20	5,373,000

SpringWorks Therapeutics, Inc.	9/07/22	2,962,539

Stripe, Inc. Class B	5/18/21	1,544,943

Stripe, Inc. Series H	3/15/21	577,800

T-Knife Therapeutics, Inc. Series B	6/30/21	1,392,911

Tenstorrent, Inc. Series C1	4/23/21	1,004,778

Tenstorrent, Inc. 0%	4/23/21	940,000

The Beauty Health Co.	12/08/20	4,286,430

The Oncology Institute, Inc.	6/28/21	4,467,880

Treeline Biosciences Series A	7/30/21 - 10/27/22	2,221,578

Treeline Biosciences Series A1	10/27/22	1,303,031

Waymo LLC Series A2	5/08/20	566,037

Wheels Up Experience, Inc.	2/01/21	9,615,360

Wugen, Inc. Series B	7/09/21	945,276

X Holdings I, Inc.	10/27/21	2,482,445

Xsight Labs Ltd. Series D	2/16/21	977,119

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.63%	22,944,514	240,563,809	241,231,909	413,665	-	-	22,276,414	0.1%
Fidelity Securities Lending Cash Central Fund 4.63%	347,584,554	590,501,107	496,089,744	223,672	-	-	441,995,917	1.4%
Total	370,529,068	831,064,916	737,321,653	637,337	-	-	464,272,331

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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